Subsequent Events (Detail)						3 Months Ended			12 Months Ended
	Mar. 16, 2016 shares	Feb. 12, 2016 shares	Jan. 27, 2016 shares	Jan. 08, 2016 USD ($) $ / shares shares	Jan. 05, 2016 Fund shares	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 25, 2016 shares	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Apr. 26, 2016 pharmacy_chain Location
Subsequent Event [Line Items]
Number of funds | Fund					2
Stock issuance costs | $						$ 0		$ 530,000	$ 575,181	$ 2,117,217
Warrants cashless exercised									43,720
Common stock, shares issued						15,403,111	485,202		14,017,909	6,769,106
Series D Warrants [Member]
Subsequent Event [Line Items]
Proceeds from warrants | $				$ 5,000,000
Stock issuance costs | $				$ 500,000
Number of warrants						2,810,811			1,280,324
Series B Warrant [Member]
Subsequent Event [Line Items]
Number of warrants									116,580
Warrants cashless exercised							102,300		1,713,045
Number of warrants expired in period		14,280
Sabby Management, LLC [Member] | Series D Warrants [Member]
Subsequent Event [Line Items]
Number of warrants issued				1,471,622
Maxim Group Llc [Member] | Series D Warrants [Member]
Subsequent Event [Line Items]
Number of warrants issued				58,865
Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares converted	1,665		1,665		1,665	1,665
Convertible preferred stock, shares issued				10,000		8,335			4,555	0
Convertible preferred stock, stated value (in dollars per share) | $ / shares				$ 1,000		$ 1,000			$ 1,000
Convertible preferred stock, par value (in dollars per share) | $ / shares				$ 0.001		$ 0.001			$ 0.001	$ 0.001
Stock issuance costs | $						$ 71,000		$ 0
Series A Convertible Preferred Stock [Member] | Sabby Management, LLC [Member]
Subsequent Event [Line Items]
Convertible preferred stock, shares issued				5,445
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued upon conversion	900,000		900,000		900,000	900,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of pharmacy chains | pharmacy_chain											2
Number of retail locations | Location											150